Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification
Certain derivatives (gains) losses were previously reported in: (i) (gains) losses on investments and sales of businesses, net; and (ii) other, net and were reclassified to (gains) losses on derivatives, net. The following table presents such reclassifications, all within cash flows from operating activities, in the consolidated statements of cash flows:

	Years Ended December 31,
	2013	2012
	(In millions)
(Gains) losses on investments and sales of businesses, net	$(4,166)	$(2,865)
Other, net	$(956)	$(322)
(Gains) losses on derivatives, net	$5,122	$3,187